CONSOLIDATED BALANCE SHEETS (UNAUDITED) - JPY (¥) ¥ in Millions	Sep. 30, 2020	Mar. 31, 2020
Cash and cash deposits:
Cash and cash equivalents	¥ 3,941,802	¥ 3,191,889
Time deposits	191,277	309,373
Deposits with stock exchanges and other segregated cash	391,594	373,686
Total cash and cash deposits	4,524,673	3,874,948
Loans and receivables:
Loans receivable (including ¥805,141 million and ¥804,315 million measured at fair value by applying the fair value option as of March 31, 2020 and September 30, 2020, respectively)	2,344,080	2,857,405
Receivables from customers (including ¥11 million and ¥92,193 million measured at fair value by applying the fair value option as of March 31, 2020 and September 30, 2020, respectively)	514,711	541,284
Receivables from other than customers	877,751	1,731,236
Allowance for doubtful accounts	(11,356)	(13,012)
Total loans and receivables	3,725,186	5,116,913
Collateralized agreements:
Securities purchased under agreements to resell (including ¥548,043 million and ¥320,679 million measured at fair value by applying the fair value option as of March 31, 2020 and September 30, 2020, respectively)	12,063,662	12,377,315
Securities borrowed	3,502,286	3,529,797
Total collateralized agreements	15,565,948	15,907,112
Trading assets and private equity and debt investments:
Trading assets (including securities pledged as collateral of ¥5,332,640 million and ¥6,383,048 million as of March 31, 2020 and September 30, 2020, respectively; including ¥12,407 million and ¥8,531 million measured at fair value by applying the fair value option as of March 31, 2020 and September 30, 2020, respectively)	16,515,538	16,853,822
Private equity and debt investments (including ¥6,395 million and ¥7,514 million measured at fair value by applying the fair value option as of March 31, 2020 and September 30, 2020, respectively)	55,432	44,278
Total trading assets and private equity and debt investments	16,570,970	16,898,100
Other assets:
Office buildings, land, equipment and facilities (net of accumulated depreciation and amortization of ¥397,114 million and ¥384,060 million as of March 31, 2020 and September 30, 2020, respectively)	466,373	440,512
Non-trading debt securities	411,980	455,392
Investments in equity securities	112,880	112,175
Investments in and advances to affiliated companies	391,286	367,641
Other (including ¥144,756 million and ¥137,413 million measured at fair value by applying the fair value option as of March 31, 2020 and September 30, 2020, respectively)	915,141	827,022
Total other assets	2,297,660	2,202,742
Total assets	42,684,437	43,999,815
LIABILITIES AND EQUITY
Short-term borrowings (including ¥376,910 million and ¥587,622 million measured at fair value by applying the fair value option as of March 31, 2020 and September 30, 2020, respectively)	1,346,414	1,486,733
Payables and deposits:
Payables to customers	1,286,985	1,467,434
Payables to other than customers	1,281,977	1,653,495
Deposits received at banks (including ¥14,392 million and ¥31,229 million measured at fair value by applying the fair value option as of March 31, 2020 and September 30, 2020, respectively)	1,181,169	1,276,153
Total payables and deposits	3,750,131	4,397,082
Collateralized financing:
Securities sold under agreements to repurchase (including ¥111,609 million and ¥104,645 million measured at fair value by applying the fair value option as of March 31, 2020 and September 30, 2020, respectively)	15,427,476	16,349,182
Securities loaned (including ¥105,968 million and ¥114,621 million measured at fair value by applying the fair value option as of March 31, 2020 and September 30, 2020, respectively)	1,119,095	961,446
Other secured borrowings	348,484	717,711
Total collateralized financing	16,895,055	18,028,339
Trading liabilities	8,789,496	8,546,284
Other liabilities (including ¥9,183 million and ¥24,864 million measured at fair value by applying the fair value option as of March 31, 2020 and September 30, 2020, respectively)	1,049,465	1,034,448
Long-term borrowings (including ¥3,707,643 million and ¥4,030,791 million measured at fair value by applying the fair value option as of March 31, 2020 and September 30, 2020, respectively)	8,067,822	7,775,665
Total liabilities	39,898,383	41,268,551
Commitments and contingencies (Note 16)
Common stock
No par value shares; Authorized—6,000,000,000 shares as of March 31, 2020 and September 30, 2020 Issued—3,493,562,601 shares as of March 31, 2020 and September 30, 2020 Outstanding—3,038,587,493 shares as of March 31, 2020 and 3,057,804,161 shares as of September 30, 2020	594,493	594,493
Additional paid-in capital	683,233	683,232
Retained earnings	1,775,691	1,645,451
Accumulated other comprehensive income	(88,706)	(26,105)
Total NHI shareholders' equity before treasury stock	2,964,711	2,897,071
Common stock held in treasury, at cost—454,975,108 shares as of March 31, 2020 and 435,758,440 shares as of September 30, 2020	(233,315)	(243,604)
Total NHI shareholders' equity	2,731,396	2,653,467
Noncontrolling interests	54,658	77,797
Total equity	2,786,054	2,731,264
Total liabilities and equity	42,684,437	43,999,815
Variable Interest Entity, primary beneficiary [Member]
Cash and cash deposits:
Cash and cash equivalents	8,000	10,000
Total cash and cash deposits	8,000	10,000
Trading assets and private equity and debt investments:
Total trading assets and private equity and debt investments	1,135,000	1,172,000
Other assets:
Office buildings, land, equipment and facilities (net of accumulated depreciation and amortization of ¥397,114 million and ¥384,060 million as of March 31, 2020 and September 30, 2020, respectively)	36,000	15,000
Other (including ¥144,756 million and ¥137,413 million measured at fair value by applying the fair value option as of March 31, 2020 and September 30, 2020, respectively)	20,000	24,000
Total other assets	56,000	39,000
Total assets	1,199,000	1,221,000
LIABILITIES AND EQUITY
Short-term borrowings (including ¥376,910 million and ¥587,622 million measured at fair value by applying the fair value option as of March 31, 2020 and September 30, 2020, respectively)	113,000	117,000
Collateralized financing:
Trading liabilities	17,000	19,000
Other liabilities (including ¥9,183 million and ¥24,864 million measured at fair value by applying the fair value option as of March 31, 2020 and September 30, 2020, respectively)	2,000	4,000
Long-term borrowings (including ¥3,707,643 million and ¥4,030,791 million measured at fair value by applying the fair value option as of March 31, 2020 and September 30, 2020, respectively)	811,000	830,000
Borrowings	924,000	947,000
Total liabilities	¥ 943,000	¥ 970,000